Consolidated Statements of Operations and Comprehensive Loss - Schedule of Research and Development Expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Research and Development Expenses [Line Items]
Total research and development expenses	€ 25,720,788	€ 35,363,897	€ 41,024,131
Third-party expenses [Member]
Schedule of Research and Development Expenses [Line Items]
Total research and development expenses	15,878,926	23,113,874	31,802,983
Personnel expenses [Member]
Schedule of Research and Development Expenses [Line Items]
Total research and development expenses	8,215,944	8,390,010	6,776,853
Equity-settled share-based payment expense [Member]
Schedule of Research and Development Expenses [Line Items]
Total research and development expenses	1,723,421	1,873,958	1,500,670
Other expenses [Member]
Schedule of Research and Development Expenses [Line Items]
Total research and development expenses	€ 1,625,918	€ 3,860,013	€ 2,444,295